Submission	Aug. 20, 2026
Submission [Line Items]
Central Index Key	0000916365
Registrant Name	TRACTOR SUPPLY CO /DE/
Registration File Number	333-298373
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES